Operating Lease Right-of-Use Asset (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Right-of-used asset	$ 584,355
Operating Lease Right-of-Use Asset [Member]
Right-of-used asset	700,065
Accumulated amortization	(115,710)
Net	$ 584,355